John Hancock Funds II

Supplement dated May 22, 2020 to the current prospectus (the prospectus), as may be supplemented

Multi-Asset High Income Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current prospectus, as supplemented.

The changes to the fund’s principal investment strategies, advisory fee schedule, Class A sales charge schedule, Rule 12b-1 fees for Class A shares, portfolio management team, and custom blended benchmark announced in the supplement dated March 17, 2020 have been delayed and will be implemented as soon as practicable. The prospectus will be further supplemented when these changes become effective. Until such time, the fund’s advisory and other fees will remain the same, the fund will continue to be managed by its current portfolio management team and the fund will continue to invest in accordance with its current investment strategy, each as disclosed in the prospectus and statement of additional information dated January 1, 2020, as supplemented.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated May 22, 2020 to the current Statement of Additional Information (the SAI), as may be supplemented

Multi-Asset High Income Fund (the fund)

The following information supplements and supersedes any information to the contrary relating to the fund contained in the current SAI, as supplemented.

The changes to the fund’s Class A sales charge schedule, Rule 12b-1 fees for Class A shares, and portfolio management team in the supplement dated March 17, 2020 have been delayed and will be implemented as soon as practicable. The SAI will be further supplemented when these changes become effective. Until such time, the fund’s fees will remain the same and the fund will continue to be managed by its current portfolio management team, each as disclosed in the prospectus and SAI information dated January 1, 2020, as supplemented.

You should read this Supplement in conjunction with the SAI and retain it for future reference.